SEGMENTED INFORMATION - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 67,826	$ 56,771
Interest expense	7,227	4,854
Funds From Operations From Equity Accounted Investments	2,641	2,372
Realized disposition gains in fair value changes or equity	621	1,445
Realized disposition gains related to prior periods	300	1,100
Realized disposition gains recorded directly in equity	$ 258	242
Number of operating business groups	5
Number of reportable segments	7
Realized Disposition Gain (Loss), in Fair Value Changes	$ 79	95
Asset management
Disclosure of operating segments [line items]
Revenue	271	187
Funds From Operations From Equity Accounted Investments	43	0
Private Equity
Disclosure of operating segments [line items]
Revenue	43,099	36,828
Funds From Operations From Equity Accounted Investments	320	526
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	2,823	2,213
Intersegment interest income and other revenues	30	23
Interest expense	53	26
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	2,343	1,760
Elimination of intersegment amounts | Private Equity
Disclosure of operating segments [line items]
Revenue	479	442
Revenue from construction contracts	$ 450	$ 430